Note 4 - Vessels, Net	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Property, Plant, and Equipment [Text Block]

4. Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Cost	Accumulated Depreciation	Net Book Value

Balance, January 1, 2026	549,222,740	(83,309,248)	465,913,492
Depreciation for the period	-	(13,361,702)	(13,361,702)
Vessel improvements	550,598	-	550,598
Balance, June 30, 2026	549,773,338	(96,670,950)	453,102,388

Vessel improvements for the six-month period ended June 30, 2026, mainly refer to a number of other energy saving and monitoring devices installed on twenty of our vessels. All these installations qualified as vessel improvements and were therefore capitalized.

As of June 30, 2026, twelve vessels with a net book value of $342.5 million are used as collateral under the Company’s loan agreements (see Note 7). Title of ownership is held by the relevant lender for another vessel with a net book value of $42.9 million to secure the relevant sale and lease back financing transaction (see Note 7). Eight of the Company’s vessels, M/V “Evridiki”, M/V “EM Hydra”, M/V “EM Spetses”, M/V “EM Corfu”, M/V “Jonathan P”, M/V “Emmanuel P”, M/V “Rena P” and M/V “EM Kea” are unencumbered.

Sale of vessel

The Company considers the potential sale of its vessels, for scrap or further trading, depending on a vessel’s age, any additional capital expenditures required, the expected revenues from continuing to own the vessel and the overall market prospects.

On January 10, 2025, the Company entered into a memorandum of agreement to sell M/V “Diamantis”, a 30,360 DWT / 2,008 TEU 1998-built feeder container carrier, for further trading, at a gross price of $13.2 million, following a strategy of disposing older vessels and renewing its fleet.

The vessel was delivered to her new owners on January 15, 2025. The gain on the sale of the vessel is $10.2 million and is presented in the “Gain on sale of vessel” line in the unaudited condensed consolidated statement of comprehensive income for the six-month period ended June 30, 2025.

No such case existed during the first half of 2026.